Significant Accounting Policies - Schedule of basic and diluted net income per share (Details) - USD ($)	3 Months Ended				5 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Weighted average common shares outstanding - basic (in shares)	20,043,000		14,929,000				19,125,000	15,018,000	15,910,000	10,332,000
Weighted average common shares outstanding - diluted (in shares)	20,043,000		14,929,000				19,125,000	15,018,000	15,910,000	10,332,000
Net loss per share - diluted (in dollars per share)	$ (3.92)		$ (0.51)				$ (4.97)	$ (0.84)	$ (2.52)	$ (0.84)
Net loss per share - basic (in dollars per share)	$ (3.92)		$ (0.51)				$ (4.97)	$ (0.84)	$ (2.52)	$ (0.84)
Class A | Agrico Acquisition Corp.
Numerator:
Allocation of net income (loss)		$ (304,235)		$ 0		$ 0			$ (256,068)
Denominator:
Weighted average common shares outstanding - basic (in shares)		14,518,750		0		0			6,881,490
Weighted average common shares outstanding - diluted (in shares)		14,518,750		0		0			6,881,490
Net loss per share - diluted (in dollars per share)		$ (0.02)		$ 0	$ 0	$ 0			$ (0.04)
Net loss per share - basic (in dollars per share)		$ (0.02)		$ 0	0	$ 0			$ (0.04)
Class B | Agrico Acquisition Corp.
Numerator:
Allocation of net income (loss)		$ (75,306)		$ 0		$ 9,672			$ (116,096)
Denominator:
Weighted average common shares outstanding - basic (in shares)		3,593,750		2,291,667		0			3,141,695
Weighted average common shares outstanding - diluted (in shares)		3,593,750		2,291,667		0			3,141,695
Net loss per share - diluted (in dollars per share)		$ (0.02)		$ 0	0	$ 0			$ (0.04)
Net loss per share - basic (in dollars per share)		$ (0.02)		$ 0	$ 0	$ 0			$ (0.04)